Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	PIONEER FINANCIAL SERVICES INC
Entity Central Index Key	0001216752
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer